OTHER LIABILITIES	12 Months Ended
Jun. 30, 2023
OTHER LIABILITIES
OTHER LIABILITIES

NOTE 7 -              OTHER LIABILITIES

Other liabilities as of June 30, 2023 and 2022 consisted of:

	June 30, 2023	June 30, 2022
Other tax payable	$1,535,202	$1,630,159
Accounts payable	234,775	3,874
Contract liabilities	392,549	—
Accrued payroll	149,761	172,508
Compensation payable	—	1,260,000
Legal fee payable	321,430	381,224
Loans payable	58,660	263,205
Audit fee payable	50,000	60,000
Rental and property management fee payable	245,846	264,689
Deposit payable for goods	421,905	—
Other payables	96,220	271,529
	$3,506,348	$4,307,188